STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 - STOCKHOLDERS' EQUITY

The Company has an authorized capital of 1,000,000,000 shares, $0.001 par value common stock, and 10,000,000 shares of $0.001 par value preferred stock at September 30, 2022. The Company has 309,083,423 shares and 220,254,396 shares of common stock, and 25,896 shares and 25,845 shares of preferred stock, issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.

Common Stock

Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the stockholders. Holders of common stock do not have cumulative voting rights. Holders of common stock are entitled to share ratably in dividends, if any, as may be declared from time to time by the Board of Directors in its discretion from funds legally available, therefore. In the event of liquidation, dissolution, or winding up of the Company, the holders of common stock are entitled to share pro rata in all assets remaining after payment in full of all liabilities. All of the outstanding shares of common stock are fully paid and non-assessable. Holders of common stock have no preemptive rights to purchase the Company’s common stock. There are no conversion or redemption rights or sinking fund provisions with respect to the common stock.

On February 24, 2021, the Company entered into a Common Stock Purchase Agreement with an investor pursuant to which the investor agreed to purchase up to $5,000,000 of the Company’s registered common stock at $0.015 per share. Pursuant to the Agreement, purchases may be made by the Company during the Commitment Period (as defined in the Agreement) through the submission of a purchase notice to the investor no sooner than ten business days after the preceding closing. No purchase notice can be made in an amount less than $10,000 or greater than $500,000 or greater than two times the average of the daily trading dollar volume for the Company’s common stock during the ten business days preceding the purchase date. Each purchase notice is limited to the investor beneficially owning no more than 4.99% of the total outstanding common stock of the Company at any given time. There are certain conditions precedent to each purchase including, among others, an effective registration statement in place and the VWAP of the closing price of the Company’s common stock greater than $0.0175 for the Company's common stock during the five business days prior to the closing. From January 27, 2022 to September 30, 2022, the investor purchased 77,479,027 shares of common stock for a cash consideration of $481,657. The shares sold to the investor were valued at 80% of the lowest traded price of common stock during the ten consecutive days preceding the relevant purchase date.

On February 23, 2022, the Company issued to a consultant for services rendered, pursuant to a consulting agreement, 100,000 shares of common stock valued at the fair market price on the date of issuance of $900.

On May 23, 2022, the noteholder of Note A converted $90,000 of the principal note balance into 11,250,000 shares of the Company’s common stock at the agreed conversion price of $0.008 per share (Note 6).

Stock Incentive Plans

On December 14, 2017, the Board of Directors of the Company approved the 2017 Stock Incentive Plan (the “2017 Plan”). Awards may be made under the 2017 Plan for up to 4,500,000 shares of common stock of the Company. All of the Company’s employees, officers and directors, as well as consultants and advisors to the Company are eligible to be granted awards under the 2017 Plan. No awards can be granted under the 2017 Plan after the expiration of 10 years from the plan approval but awards previously granted may extend beyond that date. Awards may consist of both incentive and non-statutory options, restricted stock units, stock appreciation rights, and restricted stock awards.

On March 11, 2019, the Board of Directors of the Company approved the 2019 Stock Incentive Plan (the “2019 Plan”). Awards may be made under the 2019 Plan for up to 5,000,000 shares of common stock of the Company. All of the Company’s employees, officers and directors, as well as consultants and advisors to the Company are eligible to be granted awards under the 2019 Plan. No awards can be granted under the 2019 Plan after the expiration of 10 years from the plan approval but awards previously granted may extend beyond that date. Awards may consist of both incentive and non-statutory options, restricted stock units, stock appreciation rights, and restricted stock awards.

On March 18, 2022, the Board of Directors approved and adopted the 2022 Stock Incentive Plan (the “2022 Plan”). Awards may be made under the 2022 Plan for up to 20,000,000 shares of common stock of the Company, subject to adjustment as to the number and kind of shares awarded. Only employees and directors of the Company or an Affiliated company are eligible to receive Incentive Options under the 2022 Plan. The Company awarded 7,000,000 shares of the Company’s common stock to an officer and 7,000,000 shares of common stock to a director of the Company (see Note 4) vesting 1,500,000 shares vesting on the first anniversary on the date of issuance, 2,500,000 shares vesting on the second anniversary of the date of issuance, and 3,000,000 shares on the third anniversary of the date of issuance. The common shares vested pursuant to the 2022 Plan amounted to 0 shares at September 30, 2022 and the 14,000,000 remain unvested as of that date. For the three months and nine months ended September 30, 2022, the Company recorded $3,617 and $12,221 as stock compensation expense for the 764,384 shares and 1,512,329 shares payable to an officer and a director that remain unvested as of September 30, 2022.

Shares earned and issued related to the consulting agreements are issued under the 2017 Stock Incentive Plan and the 2019 Stock Incentive Plan (Note 4). Vesting of the shares is subject to acceleration of vesting upon the occurrence of certain events such as a Change of Control (as defined in the agreement) or the listing of the Company’s common stock on a senior exchange.

A summary of the status of the Company’s non-vested shares as of September 30, 2022 and 2021, and changes during the six months period then ended, is presented below:

2022 Plan	Non-vested Shares of Common Stock	Weighted Average Fair Value
Balance at December 31, 2021	–	$–
Awarded	14,000,000	–
Vested	–	0.008081
Forfeited	–	–
Balance at September 30, 2022	14,000,000	$–

2017 Plan and 2019 Plan
Balance at December 31, 2020	3,600,000	$0.30
Awarded	–	–
Vested	(3,600,000)	0.30
Forfeited	–	–
Balance at September 30, 2021	–	$0.30

Preferred Stock

Series A Supervoting Convertible Preferred Stock

On July 2, 2020, the Board of Directors of the Company authorized the issuance of 15,600 shares of preferred stock, $0.001 par value per share, designated as Series A Supervoting Convertible Preferred Stock.

Dividends: Initially, there will be no dividends due or payable on the Series A Supervoting Preferred Stock. Any future terms with respect to dividends shall be determined by the Board consistent with the Corporation’s Articles of Incorporation.

Liquidation and Redemption Rights: Upon the occurrence of a Liquidation Event (as defined below), the holders of Series A Supervoting Preferred Stock are entitled to receive net assets on a pro-rata basis. Each holder of Series A Supervoting Preferred Stock is entitled to receive ratably any dividends declared by the Board, if any, out of funds legally available for the payment of dividends. Liquidation Event means (i) the liquidation, dissolution or winding-up, whether voluntary or involuntary, of the corporation, (ii) the purchase or redemption by the corporation of the shares of any class of stock or the merger or consolidation of the corporation with or into any other corporation or corporations, or (iii) the sale, license or lease of all or substantially all, or any material part of, the Corporation’s assets.

Conversion: Each holder of Series A Supervoting Preferred Stock may voluntarily convert its shares into shares of common stock of the Corporation at a rate of 1:100 (as may be adjusted for any combinations or splits with respect to such shares).

Rank: All shares of the Series A Supervoting Preferred Stock shall rank senior to the Corporation’s (A) common stock, par value $0.001 per share, and any other class or series of capital stock of the Corporation hereafter created.

Voting Rights:

A.	If at least one share of Series A Super Voting Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series A Super Voting Preferred Stock at any given time, regardless of their number, shall have voting rights equal to 20 times the sum of: i) the total number of shares of Common stock which are issued and outstanding at the time of voting, plus ii) the total number of shares of all Series of Preferred stocks which are issued and outstanding at the time of voting.

B.	Each individual share of Series A Super Voting Preferred Stock shall have the voting rights equal to:

[twenty times the sum of: {all shares of Common stock issued and outstanding at the time of voting + all shares of Series A and any newly designated Preferred stock issued and outstanding at the time of voting}]

Divided by:

[the number of shares of Series A Super Voting Preferred Stock issued and outstanding at the time of voting]

With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series A Super Voting Preferred Stock shall vote together with the holders of Common Stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Articles of Incorporation or Bylaws.

The Company had 25,896 shares of preferred stock issued and outstanding at September 30, 2022 and December 31, 2021, respectively.

Series B Convertible Preferred Stock Equity Financing

On November 16, 2020, the Board of Directors of the Company authorized the issuance of up to 600 shares of preferred stock, $0.001 par value per share, designated as Series B Convertible Preferred Stock. Each share of Preferred Stock has a par value of $0.001 per share and a stated value of $1,200, subject to increase set forth in the Certificate of Designation.

Dividends: Each share of Series B Convertible Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of 12% per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Series B Convertible Preferred Share has been converted or redeemed (the “Dividend End Date”). Dividends may be paid in cash or in shares of Series B Convertible Preferred Stock. From and after the initial Closing Date, in addition to the payment of dividends pursuant to Section 2(a), each Holder shall be entitled to receive, and the Corporation shall pay, dividends on shares of Series B Convertible Preferred Stock equal to (on an as-if-converted-to-Common-Stock basis) and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. The Corporation shall pay no dividends on shares of the common stock unless it simultaneously complies with the previous sentence.

Voting Rights: The Series B Convertible Preferred Stock will vote together with the common stock on an as converted basis subject to the Beneficial Ownership Limitations (not in excess of 4.99% conversion limitation). However, as long as any shares of Series B Convertible Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Series B Convertible Preferred Stock directly and/or indirectly (a) alter or change adversely the powers, preferences or rights given to the Series B Convertible Preferred Stock or alter or amend this Certificate of Designation, (b) authorize or create any class of stock ranking as to redemption or distribution of assets upon a Liquidation (as defined in Section 5) senior to, or otherwise pari passu with, the Series B Convertible Preferred Stock or, authorize or create any class of stock ranking as to dividends senior to, or otherwise pari passu with, the Series B Convertible Preferred Stock, (c) amend its Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (d) increase the number of authorized shares of Series B Convertible Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

Liquidation: Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), the Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under this Certificate of Designation, for each share of Series B Convertible Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Corporation shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the Holders shall be ratably distributed among the Holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Conversion: Each share of Series B Convertible Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof, into that number of shares of common stock (subject to the limitations) determined by dividing the Stated Value of such share of Series B Convertible Preferred Stock by the Conversion Price. The Conversion Price for the Series B Convertible Preferred Stock shall be the amount equal to the lowest traded price for the Company’s common stock for the fifteen (15) Trading Days immediately preceding the date of such conversion. All such foregoing determinations will be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock during such measuring period. Following an event of default, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling 80% of the lowest traded price for the Company’s common stock during the ten (10) trading days preceding the relevant Conversion.

Redemption: The Series B Convertible Preferred Stock may be redeemed by payment of the stated value thereof, with the following premiums based on the time of the redemption.

•	115% of the stated value if the redemption takes place within 90 days of issuance;

•	120% of the stated value if the redemption takes place after 90 days and within 120 days of issuance

•	125% of the stated value if the redemption takes place after 120 days and within 180 days of issuance; and

•	each share of Preferred Stock is redeemed one year from the day of issuance

On November 19, 2020, pursuant to the terms of a Securities Purchase Agreement dated November 16, 2020 (the “SPA”), the Company entered into a new preferred equity financing agreement with GHS Investments, LLC (“GHS”) in the amount of up to $600,000. The SPA provides for GHS’s purchase, from time to time, of up to 600 shares of the newly-designated Series B Convertible Preferred Stock. The initial closing under the SPA consisted of 45 shares of Series B Convertible Preferred Stock, stated value $1,200 per share, issued to GHS for an initial purchase price of $45,000, or $1,000 per share. At the Company’s option, and subject to the terms of the SPA and the Certificate of Designation for the Series B Convertible Preferred Stock (the “COD”), additional closings in the amount of 40 shares of Series B Convertible Preferred Stock for a total purchase price of $40,000 may take place at a rate of up to once every 30 days. In connection with the initial closing in the amount of 45 shares of Series B Convertible Preferred Stock, the Company issued an additional 25 shares of Series B Convertible Preferred Stock to GHS as a service fee.

On November 19, 2020 (the date of receipt of cash proceeds of $45,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $103,267, $58,267 as day one loss on the derivative, $39,000 as interest expense, and $39,000 as Series B Convertible Preferred Stock mezzanine liability, and $84,000 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a gain of $25,701 and a loss of $7,755 for the three months ended September 30, 2022 and 2021, respectively, and recorded a gain of $28,848 and a gain of $79,211 for the nine months ended September 30, 2022 and 2021, respectively, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded $2,541 and $2,541 as preferred stock dividend for the three months ended September 30, 2022 and 2021, and $7,539 and $7,539 for the nine months ended September 30, 2022 and 2021, respectively, payable to GHS. Preferred stock dividend payable to GHS was $18,779 and $11,240 as of September 30, 2022 and December 31, 2021, respectively.

On December 16, 2020, pursuant to the terms of the SPA, GHS purchased an additional 85 shares of Series B Convertible Preferred Stock for gross proceeds of $85,000. The Company paid $1,700 in selling commissions to complete this financing.

On December 16, 2020 (the date of receipt of cash proceeds of $85,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $106,241, $1,700 as interest expense, $102,000 as Series B Convertible Preferred Stock a mezzanine liability, and $102,000 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a gain of $31,208 and a loss of $10,348 for the three months ended September 30, 2022 and 2021, respectively, and recorded a gain of $40,096 and $93,358 for the nine months ended September 30, 2022 and 2021, respectively, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded $3,085 and $3,085 as preferred stock dividend for the three months ended September 30, 2022 and 2021, and $9,155 and $9,155 for the nine months ended September 30, 2022 and 2021, respectively, payable to GHS. Preferred stock dividend payable to GHS was $21,898 and $12,743 as of September 30, 2022 and December 31, 2021, respectively.

On February 7, 2022 (the date of receipt of cash proceeds of $51,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $65,025, $15,025 as day one loss on the derivative, $10,200 as interest expense, and $10,200 as Series B Convertible Preferred Stock mezzanine liability, and $61,200 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a gain of $18,725 for the three months ended September 30, 2022, and a gain of $17,667 for the nine months ended September 30, 2022, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded $1,851 as preferred stock dividend for the three months ended September 30, 2022, and $4,728 as preferred dividend for the nine months ended September 30, 2022, payable to GHS. Preferred stock dividend payable to GHS was $4,728 as of September 30, 2022.

On March 24, 2022 (the date of receipt of cash proceeds of $136,000 issuance), the Company valued the fair value of the derivative and recorded an initial derivative liability of $328,422, $192,422 as day one loss on the derivative, $27,200 as interest expense, and $27,200 as Series B Convertible Preferred Stock mezzanine liability, and $163,200 as amortization. The Company recalculated the value of the derivative liability associated with the convertible note and recorded a gain of $49,934 and $190,813 for the three months and nine months ended September 30, 2022, in connection with the change in fair market value of the derivative liability. In addition, the Company recorded preferred stock dividend of $4,936 and $10,194 for the three months and nine months ended September 30, 2022 payable to GHS. Preferred stock dividend payable to GHS was $10,194 as of September 30, 2022.

The Company valued the fair value using the Black-Scholes option pricing model at September 30, 2022, with the following assumptions: conversion exercise price - $0.0031, the closing stock price of the Company's common stock on the date of valuation - $0.0032, an expected dividend yield - 0%, expected volatility – 177.44%, risk-free interest rate – 4.05%, and an expected term – 1.5 years.

As a result of receipt of cash proceeds relating to Series B Convertible Preferred Stock, the Company recorded derivative liability of $328,839 and $212,816 at September 30, 2022 and December 31, 2021, respectively. In addition, preferred stock dividend payable was $55,600 and $23,983 at September 30, 2022 and December 31, 2021, respectively, and loss on derivatives for the three months and nine months ended September 30, 2022 was $5,504 and $207,447, and for the three months and nine months ended September 30, 2021 was $0 and $0, respectively.

Warrants

A summary of the status of the Company’s warrants as of September 30, 2022 and 2021, and changes during the three months then ended, is presented below:

	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	–	–
Issued	2,868,397	$0.00084	3.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at September 30, 2021	2,868,397	$0.00084	2.7 Years

Outstanding at December 31, 2021	–	–
Issued	2,868,397	$0.00084	2.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at September 30, 2022	2,868,397	$0.00084	1.7 Years